Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000161620 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000161620 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161620 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161620 | 912797QY6 | United States Treasury Bill, 3.940%
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161620 | 912797RS8 | United States Treasury Bill, 3.660%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161620 | SPYCPTE | SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161620 | JPCPILS3A | JP Morgan International Long/Short Index Basket Swap 3, 08/12/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161620 | JPCPILS2A | JP Morgan International Long/Short Index Basket Swap 2, 08/12/26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161620 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161620 | JPCPILS1A | JP Morgan International Long/Short Index Basket Swap, 08/24/26
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161620 | Technology01625V104
Holdings [Line Items]
Percent of Total Investments	31.80%
C000161620 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	24.40%
C000161620 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	26.00%
C000161620 | U.S. Government & Agencies912797QY6
Holdings [Line Items]
Percent of Total Investments	17.80%
C000161620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161620 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161620 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000161620 | Equity
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000161620 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000161621 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000161621 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161621 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161621 | 912797QY6 | United States Treasury Bill, 3.940%
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161621 | 912797RS8 | United States Treasury Bill, 3.660%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161621 | SPYCPTE | SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161621 | JPCPILS3A | JP Morgan International Long/Short Index Basket Swap 3, 08/12/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161621 | JPCPILS2A | JP Morgan International Long/Short Index Basket Swap 2, 08/12/26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161621 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161621 | JPCPILS1A | JP Morgan International Long/Short Index Basket Swap, 08/24/26
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161621 | Technology01625V104
Holdings [Line Items]
Percent of Total Investments	31.80%
C000161621 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	24.40%
C000161621 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	26.00%
C000161621 | U.S. Government & Agencies912797QY6
Holdings [Line Items]
Percent of Total Investments	17.80%
C000161621 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161621 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161621 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161621 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161621 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161621 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161621 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161621 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161621 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161621 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161621 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161621 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161621 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000161621 | Equity
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000161621 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000161622 | 316175504 | Fidelity Treasury Portfolio, Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000161622 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000161622 | 66538R540 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161622 | 912797QY6 | United States Treasury Bill, 3.940%
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161622 | 912797RS8 | United States Treasury Bill, 3.660%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161622 | SPYCPTE | SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161622 | JPCPILS3A | JP Morgan International Long/Short Index Basket Swap 3, 08/12/26
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161622 | JPCPILS2A | JP Morgan International Long/Short Index Basket Swap 2, 08/12/26
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161622 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161622 | JPCPILS1A | JP Morgan International Long/Short Index Basket Swap, 08/24/26
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161622 | Technology01625V104
Holdings [Line Items]
Percent of Total Investments	31.80%
C000161622 | Equities66538R540
Holdings [Line Items]
Percent of Total Investments	24.40%
C000161622 | Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	26.00%
C000161622 | U.S. Government & Agencies912797QY6
Holdings [Line Items]
Percent of Total Investments	17.80%
C000161622 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161622 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161622 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161622 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161622 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000161622 | Equity
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000161622 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000146567 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000146567 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000146567 | 741481303 | T Rowe Price High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000146567 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000146567 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146567 | 277907200 | Eaton Vance Income Fund of Boston, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146567 | 91282CNV9 | United States Treasury Note, 3.625%, 08/31/27
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146567 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146567 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146567 | 52472T726 | BrandywineGLOBAL High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146567 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000146567 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000146567 | Fixed Income - Other66538R722
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146567 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146567 | Fixed Income - Other52472T726
Holdings [Line Items]
Percent of Total Investments	44.30%
C000146567 | U.S. Government & Agencies912797PV3
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146567 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000146568 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000146568 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000146568 | 741481303 | T Rowe Price High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000146568 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000146568 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146568 | 277907200 | Eaton Vance Income Fund of Boston, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146568 | 91282CNV9 | United States Treasury Note, 3.625%, 08/31/27
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146568 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146568 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146568 | 52472T726 | BrandywineGLOBAL High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146568 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000146568 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000146568 | Fixed Income - Other66538R722
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146568 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146568 | Fixed Income - Other52472T726
Holdings [Line Items]
Percent of Total Investments	44.30%
C000146568 | U.S. Government & Agencies912797PV3
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146568 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000146569 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000146569 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000146569 | 741481303 | T Rowe Price High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000146569 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000146569 | 74254U481 | Principal High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146569 | 277907200 | Eaton Vance Income Fund of Boston, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000146569 | 91282CNV9 | United States Treasury Note, 3.625%, 08/31/27
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146569 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146569 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146569 | 52472T726 | BrandywineGLOBAL High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146569 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000146569 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000146569 | Fixed Income - Other66538R722
Holdings [Line Items]
Percent of Total Investments	31.00%
C000146569 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146569 | Fixed Income - Other52472T726
Holdings [Line Items]
Percent of Total Investments	44.30%
C000146569 | U.S. Government & Agencies912797PV3
Holdings [Line Items]
Percent of Total Investments	11.50%
C000146569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146569 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	81.90%
C000200261 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200261 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000200261 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000200261 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200261 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200261 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200261 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200261 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200261 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200261 | 61747C707 | Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200261 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200261 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000200261 | Fixed Income - Other92189H409
Holdings [Line Items]
Percent of Total Investments	6.40%
C000200261 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200261 | Fixed Income - Other018642744
Holdings [Line Items]
Percent of Total Investments	92.90%
C000200262 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200262 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000200262 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000200262 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200262 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200262 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200262 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200262 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200262 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200262 | 61747C707 | Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200262 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200262 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200262 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000200262 | Fixed Income - Other92189H409
Holdings [Line Items]
Percent of Total Investments	6.40%
C000200262 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200262 | Fixed Income - Other018642744
Holdings [Line Items]
Percent of Total Investments	92.90%
C000200263 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200263 | 001419654 | Invesco High Yield Municipal Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000200263 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000200263 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200263 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200263 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200263 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200263 | 00141W703 | Invesco Rochester Municipal Opportunities Fund, Class Y
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200263 | 018642744 | AB High Income Municipal Portfolio, Advisor Class
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200263 | 61747C707 | Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200263 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200263 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200263 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000200263 | Fixed Income - Other92189H409
Holdings [Line Items]
Percent of Total Investments	6.40%
C000200263 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200263 | Fixed Income - Other018642744
Holdings [Line Items]
Percent of Total Investments	92.90%